Unaudited Interim Condensed Balance Sheets (Parentheticals) - shares	Oct. 31, 2023	Apr. 30, 2023
Statement of Financial Position [Abstract]
Ordinary shares, shares authorized	55,300,000	55,300,000
Ordinary shares, shares issued	15,039,400	13,839,400
Ordinary shares, shares outstanding	15,039,400	13,839,400